TAXATION, Enterprise income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense [Abstract]
Current income tax	$ 56,296	$ 7,949	$ 6,903
Deferred tax	(4,333)	(19,797)	(8,753)
Withholding tax expense	33,901	15,936	12,595
Income tax expense	85,864	4,088	10,745
Reconciliation of tax [Abstract]
Loss before income tax and share of results of equity investees	(1,368,619)	(953,880)	(548,509)
Tax expense computed at tax rate of 17%	(232,665)	(162,160)	(93,247)
Changes in valuation allowance	265,776	197,257	91,017
Non-deductible expenses	4,207	1,797	2,211
Effect of concessionary tax rate and tax reliefs	(42,404)	(6,139)	(3,072)
Withholding tax expense	33,901	15,936	12,595
Foreign earnings at different tax rates	60,721	(38,099)	4,104
Others	(3,672)	(4,504)	(2,863)
Income tax expense	$ 85,864	$ 4,088	$ 10,745
Singapore [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Income Tax Disclosure [Line Items]
Development and expansion incentive period commencing from January 1, 2012	5 years
Concessionary tax rate	10.00%
Development and expansion incentive extension period commencing from January 1, 2017	5 years
Taiwan [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate	20.00%	17.00%